Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information

5. Segment Information

Management identifies two operating segments, based on the internal organization and reporting structure of Stevanato Group. The criteria used to identify the Group’s operating segments are consistent with the way the chief operating decision-maker (identified as the Chief Executive Officer of Stevanato Group) assigns resources and monitors performances. They are:

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Biopharmaceutical and Diagnostic Solutions, which includes the products, processes and services developed and provided in connection with the containment and delivery of pharmaceutical and biotechnology drugs and reagents
(such as vials, cartridges, syringes and drug delivery systems like pen injectors, auto injectors and wearables), as well as the production of diagnostic consumables. This Segment deals mainly with the development and manufacturing of Drug Containment Solutions (DCS), In-Vitro Diagnostic Solutions (IVD) and Drug Delivery Systems (DDS). The business model is particularly complex as it requires constant cooperation with each customer for the development of the specific products they need, and it is based on sophisticated technical and industrial processes. This Segment also delivers analytical and regulatory support services focused on investigating the physiochemical properties of primary packaging materials and components and studying the interactions between drug containment solutions and the drugs they will contain.
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Engineering, which includes the equipment and technologies developed and provided to support the end-to-end pharmaceutical, biotechnology and diagnostic manufacturing processes (assembly, visual inspection, packaging and serialization and glass converting). The Engineering Segment designs, develops and produces equipment and machinery for our internal use and for external customers. The Group assembles equipment and machinery and develops the software necessary for its functioning in addition to working closely with the customers to install the machinery and equipment in their production sites, ensuring they are correctly calibrated and properly functioning. The after-sales services mainly consist in the provision of spare parts for our machinery and equipment as well as maintenance activity on the machines sold.

The operating segments described above are also identified as reportable segments.

	For the year ended December 31, 2025
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	1,038,174	148,108	1,186,282	—	1,186,282
Inter-segment	2,163	132,901	135,064	(135,064)	—
Total revenue	1,040,337	281,009	1,321,346	(135,064)	1,186,282
Cost of sales	712,187	249,992	962,179	(119,773)	842,406
Gross Profit	328,150	31,017	359,167	(15,291)	343,876

Other operating income	8,434	—	8,434	(190)	8,244
Selling and marketing expenses	23,568	2,691	26,259	1,960	28,219
Research and development expenses	19,585	5,978	25,563	(127)	25,436
General and administrative expenses	73,005	13,019	86,024	13,640	99,664
Operating Profit	220,426	9,329	229,755	(30,954)	198,801

of which amortization and depreciation and impairment of PPE	84,687	3,484	88,171	394	88,565

	For the year ended December 31, 2024
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	933,742	170,294	1,104,036	—	1,104,036
Inter-segment	4,037	187,342	191,379	(191,379)	—
Total revenue	937,779	357,636	1,295,415	(191,379)	1,104,036
Cost of sales	668,997	301,466	970,463	(168,746)	801,717
Gross Profit	268,782	56,170	324,952	(22,633)	302,319

Other operating income	8,926	108	9,034	57	9,091
Selling and marketing expenses	20,847	3,591	24,438	415	24,853
Research and development expenses	23,292	7,308	30,600	1,068	31,668
General and administrative expenses	67,933	12,284	80,217	13,530	93,747
Operating Profit	165,636	33,095	198,731	(37,589)	161,142

of which amortization and depreciation and impairment of PPE	75,747	3,808	79,555	1,097	80,652

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	879,288	206,066	1,085,354	—	1,085,354
Inter-segment	2,049	166,741	168,790	(168,790)	—
Total revenue	881,337	372,807	1,254,144	(168,790)	1,085,354
Cost of sales	591,107	294,550	885,657	(140,196)	745,461
Gross Profit	290,230	78,257	368,487	(28,594)	339,893

Other operating income	10,630	16	10,646	(223)	10,423
Selling and marketing expenses	20,970	3,948	24,918	60	24,978
Research and development expenses	27,653	7,420	35,073	599	35,672
General and administrative expenses	64,658	13,290	77,948	10,998	88,946
Operating Profit	187,579	53,615	241,194	(40,474)	200,720

of which amortization and depreciation and impairment of PPE	75,320	3,821	79,141	(661)	78,480

Inter-segment revenue and costs are eliminated upon consolidation and reflected in the “Adjustments, elimination and unallocated items” column. The most relevant adjustment in revenue relates to the sales of equipment manufactured by the Engineering segment to the Biopharmaceutical and Diagnostic Solutions segment. “Adjustments, elimination and unallocated items” also includes some corporate residual costs not allocated to the Biopharmaceutical and Diagnostic Solutions segment and Engineering segment.

The reconciliation from total segments operating profit to consolidated profit before tax is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Segments Operating Profit	229,755	198,731	241,194
Finance income	12,971	13,495	6,763
Finance expense	22,666	14,349	17,930
Inter-segment elimination and unallocated items	(30,954)	(37,589)	(40,474)
Profit Before Tax	189,106	160,288	189,553

For the year ended December 31, 2025, the Group served a customer who constituted 12.0% of consolidated revenue, equal to approximately EUR 142.7 million, realized in the Biopharmaceutical and Diagnostic Solutions segment.

For the year ended December 31, 2024, the Group served a customer who constituted 10.3% of consolidated revenue, equal to approximately EUR 113.2 million, realized both in the Biopharmaceutical and Diagnostic Solutions segment and in the Engineering segment.

For the year ended December 31, 2023, the Group served a customer who constituted 11.4% of consolidated revenue, equal to EUR 123.6 million, realized both in the Biopharmaceutical and Diagnostic Solutions Segment and in the Engineering Segment.